Financial Instruments and Risk Management - Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements
Total current derivative contracts, assets	$ 64.0	$ 40.0
Total noncurrent derivative contracts, assets	6.0	46.0
Total current derivative contracts, liabilities	31.0	$ 25.0
Total noncurrent derivative contracts, liabilities	$ 120.0
Discount factor	12 month LIBOR	12-month LIBOR
Commodity contracts
Fair Value Measurements
Total current derivative contracts, assets	$ 49.0	$ 18.0
Total noncurrent derivative contracts, assets	6.0	7.0
Total current derivative contracts, liabilities	8.0	3.0
Foreign currency contracts
Fair Value Measurements
Total current derivative contracts, assets	15.0	1.0
Total current derivative contracts, liabilities	21.0	22.0
Other contracts
Fair Value Measurements
Total current derivative contracts, assets		21.0
Interest rate and other contracts
Fair Value Measurements
Total noncurrent derivative contracts, assets		39.0
Total current derivative contracts, liabilities	2.0
Total noncurrent derivative contracts, liabilities	120.0
Derivatives Designated As Hedging Instruments
Fair Value Measurements
Total current derivative contracts, assets	51.0	18.0
Total noncurrent derivative contracts, assets	6.0	46.0
Total current derivative contracts, liabilities	4.0	3.0
Total noncurrent derivative contracts, liabilities	117.0
Derivatives Designated As Hedging Instruments | Commodity contracts
Fair Value Measurements
Total current derivative contracts, assets	46.0	17.0
Total noncurrent derivative contracts, assets	6.0	7.0
Total current derivative contracts, liabilities	4.0	3.0
Derivatives Designated As Hedging Instruments | Foreign currency contracts
Fair Value Measurements
Total current derivative contracts, assets	5.0	1.0
Derivatives Designated As Hedging Instruments | Interest rate and other contracts
Fair Value Measurements
Total noncurrent derivative contracts, assets		39.0
Total noncurrent derivative contracts, liabilities	117.0
Derivatives Not Designated as Hedging Instruments
Fair Value Measurements
Total current derivative contracts, assets	13.0	22.0
Total current derivative contracts, liabilities	27.0	22.0
Total noncurrent derivative contracts, liabilities	3.0
Derivatives Not Designated as Hedging Instruments | Commodity contracts
Fair Value Measurements
Total current derivative contracts, assets	3.0	1.0
Total current derivative contracts, liabilities	4.0
Derivatives Not Designated as Hedging Instruments | Foreign currency contracts
Fair Value Measurements
Total current derivative contracts, assets	10.0
Total current derivative contracts, liabilities	21.0	22.0
Derivatives Not Designated as Hedging Instruments | Other contracts
Fair Value Measurements
Total current derivative contracts, assets		$ 21.0
Derivatives Not Designated as Hedging Instruments | Interest rate and other contracts
Fair Value Measurements
Total current derivative contracts, liabilities	2.0
Total noncurrent derivative contracts, liabilities	$ 3.0